NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value of financial instruments)	12 Months Ended
Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Fire valu financial liabilities, at begining
Issuance of Warrant liabilities	625,606
Change in fair value	(245,980)
Gain on extinguishment	(379,626)
Fire valu financial liabilities, at ending